Summary of Significant Accounting Policies - Summary of Financing Receivables (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Advances to equity-accounted for investments	$ 9,930	$ 9,930
Other internal metrics | Performing
Financing Receivable, Recorded Investment [Line Items]
Advances to equity-accounted for investments	$ 9,930	$ 9,930